SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ (3,164)	$ 1,686	$ 1,557
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ (538)	$ 287	$ 265
Tax effect of non-taxable income	(164)	(443)	(62)
Tax effect of non-deductible items	236	156	339
Effect of lower tax rate in foreign jurisdictions	324
Tax refund		(49)
Tax holiday		3	(13)
Unrecognized deferred tax assets	142
Overprovision in prior years	(310)
Other		(7)
Income tax (benefit) expense	$ (310)	$ (53)	$ 529